Lease	12 Months Ended
Jun. 30, 2021
Operating Leases Of Lessee Disclosures [Abstract]
LEASE
12.	LEASE

Supplemental balance sheet information related to the operating lease was as follows:

	As of June 30,
	2020	2021
Right-of-use assets	$278,260	$194,747

Operating lease liabilities - current	$96,357	$98,427
Operating lease liabilities - non-current	189,994	104,755
Total operating lease liabilities	$286,351	$203,182

The weighted average remaining lease terms and discount rates for the operating lease as of June 30, 2021 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	2.15
Weighted average discount rate	6.92%

During the years ended June 30, 2019, 2020, and 2021, the Company incurred total operating lease expenses of $115,464, $89,977, and $107,139, respectively.

As of June 30, 2021, the future minimum rent payable under the non-cancelable operating lease for fiscal years ended June 30 were:

2022	$101,227
2023	101,227
Thereafter	16,871
Total lease payments	219,325
Less: imputed interest	(16,143)
Present value of lease liabilities	$203,182